Document and Entity Information	Aug. 27, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 27, 2021
Entity Registrant Name	INVESTINDUSTRIAL ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39720
Entity Tax Identification Number	98-1556465
Entity Address, Address Line One	Suite 1
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	11-12 St. James’s Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1Y 4LB
Country Region	44
City Area Code	20
Local Phone Number	7400 3333
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001825042
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one warrant
Trading Symbol	IIAC.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	IIAC
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	IIAC WS
Security Exchange Name	NYSE